SHARE CAPITAL (Narrative) (Details) $ / shares in Units, $ in Thousands	1 Months Ended			12 Months Ended
	Aug. 31, 2020 shares	Aug. 31, 2019 shares	Jan. 21, 2019 CAD ($) $ / shares shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of classes of share capital [abstract]
Number of shares issued on conversion of convertible notes	1,000,000	12,846,296
Number of shares issued upon closing of non-brokered private placement			3,000,000
Common shares issued, per share amount | $ / shares			$ 0.05
Shares issued for cash			$ 150,000	$ 19	$ 132